COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Comprehensive Income [Abstract]
Net income	$ 641	$ 633
Other Comprehensive Income (Loss), Net Of Tax [Abstract]
Currency translation adjustment	466	255
Unrealized gain (loss) on derivative financial instruments, net	8	(336)
Unrealized gain (loss) on available-for-sale securities, net	54	(199)
Unrealized gain (loss) on defined benefit plans	(13)	0
Other Comprehensive Income (Loss)	515	(280)
Comprehensive Income	1,156	353
Comprehensive income (loss) attributable to non-controlling interests	66	(2)
Comprehensive income attributable to Teva	$ 1,090	$ 355